CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:
1.	This filing is made on behalf of Janus Aspen Series (the “Registrant”). The Registrant’s 1933 Act No. is 033-63212 and the Registrant’s 1940 Act No. is 811-07736.
2.	There are no changes to the Prospectuses and Statements of Additional Information from the forms of Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 66 (“PEA No. 66”) on May 1, 2013, pursuant to Rule 485(b) of the 1933 Act for the following portfolios:

Balanced Portfolio	Global Technology Portfolio
– Institutional Shares	– Institutional Shares
– Service Shares	– Service Shares

Enterprise Portfolio	Janus Aspen INTECH U.S. Low Volatility Portfolio
– Institutional Shares	– Service Shares
– Service Shares
Janus Aspen Perkins Mid Cap Value Portfolio
Flexible Bond Portfolio	– Institutional Shares
– Institutional Shares	– Service Shares
– Service Shares
Janus Aspen Protected Series – Growth
Forty Portfolio	– Institutional Shares
– Institutional Shares	– Service Shares
– Service Shares
Janus Portfolio
Global Allocation Portfolio – Moderate	– Institutional Shares
– Institutional Shares	– Service Shares
– Service Shares
Overseas Portfolio
Global Research Portfolio	– Institutional Shares
– Institutional Shares	– Service Shares
– Service Shares
(collectively, the “Portfolios”)

3.	The text of PEA No. 66 has been filed electronically.
DATED: May 3, 2013

JANUS ASPEN SERIES on behalf of the Portfolios
By:	/s/ Stephanie Grauerholz-Lofton
Stephanie Grauerholz-Lofton
Vice President